EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss per Share	The following table presents the Company’s basic and diluted net income (loss) per share:

	Twelve Months Ended December 31,
(In thousands, except share and per share amounts)	2022	2021
Numerator: Basic EPS
Net (loss) income	$(52,726)	$(65)
Less: Undistributed earnings attributable to participating securities	—	—

Net (loss) income attributable to common stockholders-basic	$(52,726)	$(65)

Denominator: Basic EPS
Weighted average shares of common stock outstanding-basic	2,452,082	1,981,097
Net (loss) income per share attributable to common stock-basic	$(21.50)	$(0.03)

	Twelve Months Ended December 31,
(In thousands, except share and per share amounts)	2022	2021
Numerator: Diluted EPS
Net income (loss) attributable to common stockholders-diluted	$(52,726)	$(65)
Denominator: Diluted EPS
Adjusted weighted average shares of common stock outstanding-basic	2,452,082	1,981,097
Dilutive potential shares of common stock:
Options to purchase shares of common stock	—	36,414
Warrants to purchase shares of common stock	—	27,302

Weighted average shares of common stock outstanding-diluted	2,452,082	2,044,813

Net income (loss) per share attributable to common stock-diluted	$(21.50)	$(0.03)

Summary Of Antidilutive Securities Excluded From Computation Of Earnings Per Share
The Company’s potentially dilutive securities below, have been excluded from the computation of diluted net loss per share as they would be anti-dilutive.
Weighted-average number of potentially anti-dilutive shares excluded from calculation of dilutive earnings per share

	Twelve Months Ended December 31,
	2022	2021
Series A convertible, redeemable preferred shares	289,006	443,224
Series B convertible, redeemable preferred shares	206,510	316,707
Stock-based compensation awards	370,075	—
Legacy Nogin Warrants	28,639	—
PIPE Warrants	24,294	—
SWAG Warrants	372,070	—
Shares Underlying Convertible Notes	99,089	—